CONSOLIDATED STATEMENTS OF CASH FLOWS $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 HKD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 HKD ($)	Dec. 31, 2019 HKD ($)
Cash flows from operating activities
Net income	$ 2,810,210	$ 360,302	$ 1,325,523	$ 165,664
Adjustments for:
Depreciation and amortization	36,436	4,672	27,231	16,547
Expected credit loss expenses	3,200	410	9,075
Share of loss from equity method investments			307	543
Impairment from equity method investments			5,888
Foreign exchange losses/(gains)	(138,234)	(17,723)	11,493	7,539
Share-based compensation	98,913	12,682	32,573	15,967
Realized gain from short-term investments			(665)	(707)
Fair value gain from short-term investments	(26)	(3)
Deferred income tax benefit	(21,431)	(2,748)	(13,146)	(1,576)
Amortization of right-of-use assets	83,695	10,731	52,548	49,553
Changes in operating assets:
Net increase in securities purchased under agreements to resell	(106,203)	(13,616)
Net increase in loans and advances	(10,765,123)	(1,380,215)	(14,645,752)	(1,101,785)
Net increase in accounts receivable from clients and brokers	(1,847,898)	(236,922)	(5,042,241)	(927,260)
Net increase in accounts receivable from clearing organizations	(717,193)	(91,953)	(939,848)	(128,125)
Net (increase)/decrease in accounts receivable from fund management companies and fund distributors	225,282	28,884	(297,622)
Net decrease/(increase) in interest receivable	(30,953)	(3,969)	(2,984)	32,535
Net (increase)/decrease in prepaid assets	(6,653)	(853)	1,048	(3,660)
Net decrease/(increase) in other assets	(105,145)	(13,484)	(156,222)	20,860
Changes in operating liabilities:
Net increase/(decrease) in amounts due to related parties	(37,983)	(4,870)	83,429	25,037
Net increase in accounts payable to clients and brokers	16,130,249	2,068,087	33,673,301	3,697,534
Net increase in accounts payable to clearing organizations	69,516	8,913	324,266
Net increase/(decrease) in accounts payable to fund management companies and fund distributors	(70,752)	(9,071)	101,061	26,381
Net increase in payroll and welfare payable	213,981	27,435	217,200	33,990
Net (decrease)/increase in interest payable	9,866	1,265	4,974	(1,886)
Net decrease in operating lease liabilities	(79,544)	(10,199)	(38,077)	(38,704)
Net increase/(decrease) in securities sold under agreements to repurchase	(985,176)	(126,311)	5,451,447	1,590
Net increase in other liabilities	1,242,937	159,359	271,910	79,397
Net cash generated from operating activities	6,011,971	770,803	20,456,717	1,969,434
Cash flows from investing activities
Proceeds from disposal of property and equipment and intangible assets				9
Purchase of property and equipment and intangible assets	(70,456)	(9,033)	(44,649)	(118,341)
Purchase of short-term investments	(1,169,715)	(149,971)	(206,793)	(285,784)
Proceeds from disposal of short-term investments			306,602	250,061
Realized gain received from short-term investments			665	707
Acquisition of long-term investments	(23,394)	(2,999)	0	(6,709)
Placement of term deposits			(300,000)
Maturity of term deposits	300,000	38,464
Net cash used in investing activities	(963,565)	(123,539)	(244,175)	(160,057)
Cash flows from financing activities
Proceeds from public offering, net of issuance costs	10,856,524	1,391,933	2,339,718	1,259,317
Proceeds from exercise of employee share options	23,492	3,012	16,842	969
Proceeds from issuance of Pre-Funded warrants			2,035,104
Purchase of treasury stock	(1,178,755)	(151,130)
IPO loan borrowings (net)	(300,199)	(38,489)	300,199
Proceeds from other borrowings	53,483,435	6,857,202	23,808,006	6,764,524
Repayment of other borrowings	(52,313,417)	(6,707,192)	(20,092,973)	(6,873,188)
Payment of other financing expenses	(16,862)	(2,162)
Net cash generated from financing activities	10,554,218	1,353,174	8,406,896	1,151,622
Effect of exchange rate changes on cash, cash equivalents and restricted cash	167,130	21,428	(1,117)	(44,666)
Net increase in cash, cash equivalents and restricted cash	15,769,754	2,021,866	28,618,321	2,916,333
Cash, cash equivalents and restricted cash at beginning of the year	43,521,758	5,579,999	14,903,437	11,987,104
Cash, cash equivalents and restricted cash at end of the year	59,291,512	7,601,865	43,521,758	14,903,437
Cash, cash equivalents and restricted cash
Cash and cash equivalents	4,555,096		1,034,668	362,574
Cash held on behalf of clients	54,734,351		42,487,090	14,540,863
Restricted cash	2,065
Cash, cash equivalents and restricted cash at end of the year	59,291,512		43,521,758	14,903,437
Non-cash financing activities
Accretion to preferred shares redemption value				12,309
Supplemental disclosure
Interest paid	(367,036)	(47,058)	(181,706)	(89,238)
Income tax paid	(102,890)	(13,192)	(16,250)	(15,117)
Cash paid for amounts include in operating lease liabilities	$ (89,427)	$ (11,466)	$ (58,686)	$ (50,629)